CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
CONTRACT LIABILITIES

9. CONTRACT LIABILITIES

The Group’s contract liabilities include the upfront payments received upon signing of the contract for IPO/IFA/FA services and advances from clients related to CA services on the Group’s consolidated balance sheets. These payments are non-refundable are recognized as revenue as the Group’s performance obligation is satisfied. The Group’s contract liabilities are generally recognized as revenue within one year.

As of December 31, 2023 and 2022, the contract liabilities were comprised of the following:

	As of December 31,
	2022	2023	2023
	HK$	HK$	US$
Contract liabilities	2,800,000	1,100,000	140,829
Advance from customers	254,032	64,000	8,194
Total	3,054,032	1,164,000	149,023

The movement in contract liabilities is as follows:

	2022	2023	2023
	HK$	HK$	US$
Balance at beginning of the year ended December 31	2,450,000	2,800,000	358,473
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(1,950,000)	(2,300,000)	(294,460)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	2,300,000	600,000	76,816
Balance at end of the year ended December 31	2,800,000	1,100,000	140,829